NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012,

AS PREVIOUSLY SUPPLEMENTED ON MAY 14, 2012

Tryg T. Sarsland has been named a portfolio manager of the Fund, effective December 1, 2012.

Jay L. Rosenberg and John G. Wenker will continue to serve as portfolio managers for the Fund.

Mr. Sarsland entered the financial services industry in 2000 and joined Nuveen Asset Management, LLC in 2011.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GIFP-1212P

NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED DECEMBER 3, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

Tryg T. Sarsland has been named a portfolio manager of the Fund, effective December 1, 2012.

Jay L. Rosenberg and John G. Wenker will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GIFSAI-1212P